UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2024

T-Rex 2X Long Apple Daily Target ETF T-Rex 2X Long Alphabet Daily Target ETF T-Rex 2X Long Microsoft Daily Target ETF (the “T-Rex ETFs)

EXPLANATORY NOTE

The Registrant is filing this amendment to its Form N-CSRS for the reporting period ended June 30, 2024, originally filed with the Securities and Exchange Commission on September 9, 2024 (Accession Number 0001999371-24-011701). The sole purpose of this amendment is to correct Items 10. Remuneration Paid to Directors, Officers, and Others and 11. Statement Regarding Basis for Approval of Investment Advisory Contract. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.

ITEM 1.(a).  Reports to Stockholders.

T-REX 2X Long Alphabet Daily Target ETF Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2024 T-REX 2X Long Alphabet Daily Target ETF ticker: GOOX

This semi-annual shareholder report contains important information about the T-REX 2X Long Alphabet Daily Target ETF for the period of January 11, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.rexshares.com/goox/. You can also contact us at (833) 759-6110. Distributed by Foreside Fund Services, LLC.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long Alphabet Daily Target ETF	$ 61.34¹	1.05%²

¹ Costs are for the period of January 11, 2024 to June 30, 2024. Costs for a full semi-annual period would be higher. ² Annualized

What did the Fund invest in?

(% of Net Assets as of June 30, 2024)

Sector Breakdown

Communication Services	100.00%
Portfolio Composition
Cash	9.70%
Derivatives	17.75%
Other Assets Net of Liabilities	72.55%

How has the Fund changed?

CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS The Securities and Exchange Commission (SEC) has adopted rule and form amendments which have resulted in changes to the design and delivery of Annual and Semi-Annual Fund Reports (Reports). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://www.rexshares.com/goox/.

Key Fund Statistics

(as of June 30, 2024)

Net Assets (Thousands)	$ 6,318
Number of Holdings	0³
Portfolio Turnover Rate	0.00%

³ Excludes derivatives held by the Fund

T-REX 2X Long Apple Daily Target ETF Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2024 T-REX 2X Long Apple Daily Target ETF ticker: AAPX

This semi-annual shareholder report contains important information about the T-REX 2X Long Apple Daily Target ETF for the period of January 11, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.rexshares.com/aapx/. You can also contact us at (833) 759-6110. Distributed by Foreside Fund Services, LLC.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long Apple Daily Target ETF	$ 53.81¹	1.05%²

¹ Costs are for the period of January 11, 2024 to June 30, 2024. Costs for a full semi-annual period would be higher. ² Annualized

What did the Fund invest in?

(% of Net Assets as of June 30, 2024)

Sector Breakdown

Information Technology	100.00%
Portfolio Composition
Cash	10.54%
Derivatives	13.64%
Other Assets Net of Liabilities	75.82%

How has the Fund changed?

CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS The Securities and Exchange Commission (SEC) has adopted rule and form amendments which have resulted in changes to the design and delivery of Annual and Semi-Annual Fund Reports (Reports). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://www.rexshares.com/aapx/.

Key Fund Statistics

(as of June 30, 2024)

Net Assets (Thousands)	$ 8,859
Number of Holdings	0³
Portfolio Turnover Rate	0.00%

³ Excludes derivatives held by the Fund

T-REX 2X Long Microsoft Daily Target ETF Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2024 T-REX 2X Long Microsoft Daily Target ETF ticker: MSFX

This semi-annual shareholder report contains important information about the T-REX 2X Long Microsoft Daily Target ETF for the period of January 11, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.rexshares.com/msfx/. You can also contact us at (833) 759-6110. Distributed by Foreside Fund Services, LLC.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long Microsoft Daily Target ETF	$ 56.10¹	1.05%²

¹ Costs are for the period of January 11, 2024 to June 30, 2024. Costs for a full semi-annual period would be higher. ² Annualized

What did the Fund invest in?

(% of Net Assets as of June 30, 2024)

Sector Breakdown

Information Technology	100.00%
Portfolio Composition
Cash	10.23%
Derivatives	14.35%
Other Assets Net of Liabilities	75.42%

How has the Fund changed?

CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS The Securities and Exchange Commission (SEC) has adopted rule and form amendments which have resulted in changes to the design and delivery of Annual and Semi-Annual Fund Reports (Reports). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://www.rexshares.com/msfx/.

Key Fund Statistics

(as of June 30, 2024)

Net Assets (Thousands)	$ 7,645
Number of Holdings	0³
Portfolio Turnover Rate	0.00%

³ Excludes derivatives held by the Fund

ITEM 1.(b).  No notice transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940 contained disclosures specified by paragraph (c)(3) of that rule.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

* Commencement of operations January 11, 2024

T-REX 2X LONG APPLE DAILY TARGET ETF

T-REX 2X LONG ALPHABET DAILY TARGET ETF

T-REX 2X LONG MICROSOFT DAILY TARGET ETF

FINANCIAL
STATEMENTS

For the period ended June 30, 2024* (unaudited)

FINANCIAL STATEMENTS | JUNE 30, 2024

T REX 2X LONG APPLE DAILY TARGET ETF

Schedule of InvestmentsJune 30, 2024 (unaudited)

See Notes to Financial Statements

Other Assets In Excess of Liabilities - 100.00%(a)	$8,859,007
TOTAL NET ASSETS - 100.00%	$8,859,007

SWAP CONTRACTS
EQUITY TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street Derivatives LLC	Apple, Inc.	Receive	(OBFR01(b) +65bps)	Monthly	2/14/2025	$17,787,070	$1,207,953

TOTAL EQUITY TOTAL RETURN SWAP CONTRACTS						$17,787,070	$1,207,953

(a)Includes cash which is being held as collateral for total return swap contracts.

(b)OBFR01 - Overnight Bank Funding Rate, 5.32% as of June 30, 2024.

FINANCIAL STATEMENTS | JUNE 30, 2024

T REX 2X LONG ALPHABET DAILY TARGET ETF

Schedule of InvestmentsJune 30, 2024 (unaudited)

See Notes to Financial Statements

Other Assets In Excess of Liabilities - 100.00%(a)	$6,317,916
TOTAL NET ASSETS - 100.00%	$6,317,916

SWAP CONTRACTS
EQUITY TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street Derivatives LLC	Alphabet, Inc.	Receive	(OBFR01(b) +65bps)	Monthly	2/14/2025	$12,657,447	$1,121,702

TOTAL EQUITY TOTAL RETURN SWAP CONTRACTS						$12,657,447	$1,121,702

(a)Includes cash which is being held as collateral for total return swap contracts.

(b)OBFR01 - Overnight Bank Funding Rate, 5.32% as of June 30, 2024.

FINANCIAL STATEMENTS | JUNE 30, 2024

T REX 2X LONG MICROSOFT DAILY TARGET ETF

Schedule of InvestmentsJune 30, 2024 (unaudited)

See Notes to Financial Statements

Other Assets In Excess of Liabilities - 100.00%(a)	$7,644,893
TOTAL NET ASSETS - 100.00%	$7,644,893

SWAP CONTRACTS
EQUITY TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street Derivatives LLC	Microsoft Corp.	Receive	(OBFR01(b) +65bps)	Monthly	2/14/2025	$15,396,534	$1,096,688

TOTAL EQUITY TOTAL RETURN SWAP CONTRACTS						$15,396,534	$1,096,688

(a)Includes cash which is being held as collateral for total return swap contracts.

(b)OBFR01 - Overnight Bank Funding Rate, 5.32% as of June 30, 2024.

FINANCIAL STATEMENTS | JUNE 30, 2024

See Notes to Financial Statements

T-REX 2X DAILY TARGET ETFS

Statements of Assets and LiabilitiesJune 30, 2024 (unaudited)

	Long Apple	Long Alphabet	Long Microsoft
ASSETS
Cash collateral held for open total return swap contracts (Note 1)	$6,330,000	$3,310,000	$5,510,000
Cash	933,964	613,039	782,464
Net unrealized appreciation on total return swap contracts	1,207,953	1,121,702	1,096,688
Due from counterparty on total return swaps	392,680	1,651,072	262,971
TOTAL ASSETS	8,864,597	6,695,813	7,652,123

LIABILITIES
Payable for capital stock sold	—	371,664	—
Accrued advisory fees (Note 2)	5,590	6,233	7,230
TOTAL LIABILITIES	5,590	377,897	7,230
NET ASSETS	$8,859,007	$6,317,916	$7,644,893

Net Assets Consist of:
Paid-in capital	$7,725,299	$3,731,221	$6,520,667
Distributable earnings (accumulated deficits)	1,133,708	2,586,695	1,124,226
Net Assets	$8,859,007	$6,317,916	$7,644,893

NET ASSET VALUE PER SHARE
Net Assets	$8,859,007	$6,317,916	$7,644,893
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	300,000	170,000	240,000
Net Asset Value and Offering Price Per Share	$29.53	$37.16	$31.85

FINANCIAL STATEMENTS | JUNE 30, 2024

T-REX 2X DAILY TARGET ETFS

Statements of OperationsPeriod Ended June 30, 2024* (unaudited)

See Notes to Financial Statements

	Long Apple	Long Alphabet	Long Microsoft
INVESTMENT INCOME
Dividend income	$10,736	$17,214	$42,728
Total investment income	10,736	17,214	42,728

EXPENSES
Investment Advisory fees (Note 2)	14,226	22,152	27,833
Total expenses	14,226	22,152	27,833

Net investment income (loss)	(3,490)	(4,938)	14,895

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on total return swap contracts	(70,755)	1,469,931	12,643
Net change in unrealized appreciation (depreciation) on total return swap contracts	1,207,953	1,121,702	1,096,688

Total net realized and unrealized gain (loss) on total return swap contracts	1,137,198	2,591,633	1,109,331

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,133,708	$2,586,695	$1,124,226

*The Funds commenced operations on January 11, 2024.

FINANCIAL STATEMENTS | JUNE 30, 2024

See Notes to Financial Statements

T-REX 2X DAILY TARGET ETFS

Statements of Changes in Net AssetsPeriod Ended June 30, 2024* (unaudited)

	Long Apple	Long Alphabet	Long Microsoft
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$(3,490)	$(4,938)	$14,895
Net realized gain (loss) on total return swap contracts	(70,755)	1,469,931	12,643
Net change in unrealized appreciation (depreciation) of total return swap contracts	1,207,953	1,121,702	1,096,688
Increase (decrease) in net assets from operations	1,133,708	2,586,695	1,124,226

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued	9,542,362	8,250,600	9,774,266
Cost of shares redeemed	(1,817,063)	(4,519,379)	(3,253,599)
Increase (decrease) in net assets from capital stock transactions	7,725,299	3,731,221	6,520,667

NET ASSETS
Increase (decrease) during period	8,859,007	6,317,916	7,644,893
Beginning of period	—	—	—

End of period	$8,859,007	$6,317,916	$7,644,893

*The Funds commenced operations on January 11, 2024.

FINANCIAL STATEMENTS | JUNE 30, 2024

See Notes to Financial Statements

T-REX 2X DAILY TARGET ETFS

Financial HighlightsSelected Per Share Data Throughout the Period

	For the Period Ended June 30, 2024* (unaudited)
	Long Apple	Long Alphabet	Long Microsoft
Net asset value, beginning of period	$25.00	$25.00	$25.00
Investment activities
Net investment income (loss)(1)	(0.03)	(0.03)	0.08
Net realized and unrealized gain (loss) on investments	4.56	12.19	6.77
Total from investment activities	4.53	12.16	6.85

Net asset value, end of period	$29.53	$37.16	$31.85

Total Return(2)	18.12%	48.64%	27.40%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses	1.05%	1.05%	1.05%
Net investment income (loss)	(0.26%)	(0.23%)	0.56%
Portfolio turnover rate(4)	0.00%	0.00%	0.00%
Net assets, end of period (000’s)	$8,859	$6,318	$7,645

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Total return is for the period indicated and has not been annualized.

(3)Ratios to average net assets have been annualized.

(4)Ratio is zero due to the Funds not holding any long term securities at any month end during the period.

*The Funds commenced operations on January 11, 2024.

FINANCIAL STATEMENTS | JUNE 30, 2024

T-REX 2X DAILY TARGET ETFS

Notes to Financial StatementsJune 30, 2024 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The T-Rex 2X Long Apple Daily Target ETF (“Long Apple”), T-Rex 2X Long Alphabet Daily Target ETF (“Long Alphabet”) and the T-Rex 2X Long Microsoft Daily Target ETF (“Long Microsoft”) (collectively, “the Funds”) are non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Funds’ shares is registered under the Securities Act of 1933. The Funds commenced operations on January 11, 2024.

The investment objectives of the Funds’ are as follows:

Fund	Objective
Long Apple	To seek daily investment results, before fees and expenses, of 200% of the daily performance of Apple, Inc. (NASDAQ: AAPL)
Long Alphabet	To seek daily investment results, before fees and expenses, of 200% of the daily performance of Alphabet, Inc. (NASDAQ: GOOG)
Long Microsoft	To seek daily investment results, before fees and expenses, of 200% of the daily performance of Microsoft Corp. (NASDAQ: MSFT)

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

Generally, the Funds’ domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Other assets for which market prices are not readily available are valued at their fair value under procedures set by the Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to Tuttle Capital Management, LLC (the “Advisor”) as the Valuation Designee pursuant to the Funds’ policies and procedures. Securities that are not traded or dealt in

FINANCIAL STATEMENTS | JUNE 30, 2024

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedJune 30, 2024 (unaudited)

any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to methodologies established by the Board. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) approved by the Board based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term investments having a maturity of 60 days or less may be generally valued at amortized cost when it approximates fair value.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Futures and options on futures are valued at the settlement price determined by the exchange, or, if no settlement price is available, at the last sale price as of the close of business prior to when a Fund calculates Net Asset Value (“NAV”). Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Valuation Designee. Swap agreements and other derivatives are generally valued daily depending on the type of instrument and reference assets based upon market prices, at the mean between bid and asked price quotations from market makers, by a pricing service at a price received from the counterparty to the swap, or by the Valuation Designee in accordance with the valuation procedures approved by the Board.

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

FINANCIAL STATEMENTS | JUNE 30, 2024

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedJune 30, 2024 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of June 30, 2024:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Long Apple
Assets
Unrealized Appreciation on Total Return Swap Contracts	$—	$1,207,953	$—	$1,207,953
	$—	$1,207,953	$—	$1,207,953

Long Alphabet
Assets
Unrealized Appreciation on Total Return Swap Contracts	$—	$1,121,702	$—	$1,121,702
	$—	$1,121,702	$—	$1,121,702

Long Microsoft
Assets
Unrealized Appreciation on Total Return Swap Contracts	$—	$1,096,688	$—	$1,096,688
	$—	$1,096,688	$—	$1,096,688

Refer to the Funds’ Schedules of Investments for a listing of the securities by type.

The Funds held no Level 3 securities at any time during the period ended June 30, 2024.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes.

FINANCIAL STATEMENTS | JUNE 30, 2024

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedJune 30, 2024 (unaudited)

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the period ended June 30, 2024, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid annually by the Funds. The Funds distribute their net realized capital gains, if any, to shareholders annually. The Funds may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

FINANCIAL STATEMENTS | JUNE 30, 2024

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedJune 30, 2024 (unaudited)

Creation Units

The Funds issue and redeem shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Funds’ principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of June 30, 2024:

	Creation Unit Shares	Creation Transaction Fee	Value
Long Apple	10,000	$250	$295,300
Long Alphabet	10,000	$250	$371,600
Long Microsoft	10,000	$250	$318,500

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be

FINANCIAL STATEMENTS | JUNE 30, 2024

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedJune 30, 2024 (unaudited)

redeemed to the Distributor, on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Funds to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

Derivatives

Each Fund may enter into total return swaps, which may be used either as economically similar substitutes for owning the reference asset specified in the swap, such as the securities that comprise a given market index, particular securities or commodities, or other assets or indicators. They also may be used as a means of obtaining exposure in markets where the reference asset is unavailable or it may otherwise be impossible or impracticable for a Fund to own that asset. “Total return” refers to the payment (or receipt) of the total return on the underlying reference asset, which is then exchanged for the receipt (or payment) of an interest rate. Total return swaps provide a Fund with the additional flexibility of gaining exposure to a market or sector index in a potentially more economical way.

Most swaps entered into by a Fund provide for the calculation and settlement of the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swaps may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the return on the reference entity. A Fund’s current obligations under the types of swaps that the Funds expect to enter into (e.g., total return swaps) will be accrued daily (offset against any amounts owed to a Fund by the counterparty to the swap) and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by the Fund posting collateral to a tri-party account between the Fund’s custodian, the Fund, and the counterparty. However, typically no payments will be made until the settlement date.

FINANCIAL STATEMENTS | JUNE 30, 2024

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedJune 30, 2024 (unaudited)

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis and if the counterparty to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

The Funds have adopted policies and procedures pursuant to Rule 18f-4 of the Act 1940 relating to the use of derivatives.

The following table presents the Funds’ gross derivative assets and liabilities by counterparty and contract type, net of amounts available for the offset under a master netting agreement and the related collateral received or pledged by each Fund as of June 30, 2024.

Long Apple

Counterparty	Derivative Assets		Derivative Liabilities	Net Derivative Assets (Liabilities)	Collateral Pledged (Received)**	Net Amount
	Total Return Swaps*	Total	Total
Clear Street	$1,207,953	$1,207,953	$—	$1,207,953	$—	$1,207,953
	$1,207,953	$1,207,953	$—	$1,207,953	$—	$1,207,953

Long Alphabet

Counterparty	Derivative Assets		Derivative Liabilities	Net Derivative Assets (Liabilities)	Collateral Pledged (Received)**	Net Amount
	Total Return Swaps*	Total	Total
Clear Street	$1,121,702	$1,121,702	$—	$1,121,702	$—	$1,121,702
	$1,121,702	$1,121,702	$—	$1,121,702	$—	$1,121,702

Long Microsoft

Counterparty	Derivative Assets		Derivative Liabilities	Net Derivative Assets (Liabilities)	Collateral Pledged (Received)**	Net Amount
	Total Return Swaps*	Total	Total
Clear Street	$1,096,688	$1,096,688	$—	$1,096,688	$—	$1,096,688
	$1,096,688	$1,096,688	$—	$1,096,688	$—	$1,096,088

*Statements of Assets and Liabilities location: Net unrealized appreciation of total return swap contracts.

**The actual collateral pledged (received) may be more than the amounts shown.

FINANCIAL STATEMENTS | JUNE 30, 2024

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedJune 30, 2024 (unaudited)

The average monthly notional amount of the swap contracts during the period ended June 30, 2024 were as follows:

Fund
Long Apple	$6,177,341
Long Alphabet	8,230,685
Long Microsoft	10,152,322

The following is a summary of the total return swap contracts on the Funds’ Statements of Assets and Liabilities as of June 30, 2024:

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity price risk for the period ended June 30, 2024 is as follows:

Fund	Realized Gain (Loss) on Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**
Long Apple	$(70,755)	$1,207,953
Long Alphabet	1,469,931	1,121,702
Long Microsoft	12,643	1,096,688

*Statements of Operations location: Net realized gain (loss) on total return swap contracts.

**Statements of Operations location: Net change in unrealized appreciation (depreciation) of total return swap contracts.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

FINANCIAL STATEMENTS | JUNE 30, 2024

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedJune 30, 2024 (unaudited)

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of each of the Funds’ investments. The Advisor also: (i) furnishes the Funds with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of each Fund’s assets, subject to the authority of the Board. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Funds, to pay all expenses of each Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

For its services with respect to the Funds, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of each Fund’s average daily net assets, at a rate of 1.05%.

REX Advisers, LLC (“REX”), a Delaware limited liability company and investment adviser registered with the SEC, located in Fairfield, Connecticut, is an independent sponsor of ETFs. REX’s research was used in the creation of the Funds’ trading strategy. REX does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Funds. REX is not related to the Advisor, the Fund or any of the underlying stocks of the Funds. REX makes no representation or warranty, express or implied, to the owners of the Shares or any member of the public regarding the advisability of investing in securities generally or in the Shares in particular, or as to the ability of any Fund to meet its investment objective.

The Advisor has entered into an agreement with the REX pursuant to which the REX and the Advisor have jointly assumed the obligation of the Advisor to pay all expenses of the Funds, except excluded expenses. REX will also provide marketing support for the Funds including, but not limited to, distributing the Funds’ materials and providing the Funds with access to and the use of the REX’s other marketing capabilities, including communications through print and electronic media. For its services, REX is entitled to a fee from the Advisor, which

FINANCIAL STATEMENTS | JUNE 30, 2024

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedJune 30, 2024 (unaudited)

is calculated daily and paid monthly, based on a percentage of the average daily net assets of the Funds.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly. The Advisor pays these fees.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

Custodian and Transfer Agent

Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant

Citi Fund Services, Ohio, Inc. serves as the Funds’ Fund Accountant pursuant to a Services Agreement. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Funds’ principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

NOTE 3 – INVESTMENTS

During the period ended June 30, 2024, there were no purchases or sales of long term securities, or purchases or sales of in-kind transactions associated with creations and redemptions.

FINANCIAL STATEMENTS | JUNE 30, 2024

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedJune 30, 2024 (unaudited)

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the period ended June 30, 2024, there were no distributions paid.

As of June 30, 2024 the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

	Long Apple	Long Alphabet	Long Microsoft
Accumulated net investment income (accumulated deficits)	$(3,490)	$(4,938)	$14,895
Accumulated net realized gain (loss)	(70,755)	1,469,931	12,643
Net unrealized appreciation (depreciation)	1,207,953	1,121,702	1,096,688
	$1,133,708	$2,586,695	$1,124,226

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Long Apple	$—	$1,207,953	$—	$1,207,953
Long Alphabet	—	1,121,702	—	1,121,702
Long Microsoft	—	1,096,688	—	1,096,688

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Funds’ are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”), and trade at market prices rather than at NAV. Shares of the Funds may trade at a price that is greater than, at, or less than NAV. The Funds will issue and redeem Shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for

FINANCIAL STATEMENTS | JUNE 30, 2024

T-REX 2X DAILY TARGET ETFS

Notes to Financial Statements - continuedJune 30, 2024 (unaudited)

cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Funds.

All orders to create Creation Units must be placed with the Funds’ distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Funds were:

	Long Apple	Long Alphabet	Long Microsoft
Shares sold	380,000	320,000	350,000
Shares redeemed	(80,000)	(150,000)	(110,000)
Net increase (decrease)	300,000	170,000	240,000

NOTE 7 – RISKS OF INVESTING IN THE FUNDS

An investment in the Funds entails risk. A Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested a Fund. A Fund is not a complete investment program. In addition, the Funds present risks not traditionally associated with other mutual funds and ETFs. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Risks.”

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(1)       The amount of regular compensation paid for all trustees for the period covered by the report was $5,694.

(2)       Not applicable.

(3)       The registrant’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the registrant for their service.  However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the registrant, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer.  The Assistant Chief Compliance Officer is the Managing Member of Watermark, and the Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services.  Payments for Watermark’s services were made by the investment adviser to each fund included in this report.

(4)       During the period covered by this report, registrant paid Watermark $4,234 for the services described in Item 10 (3) above.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Investment Advisory Agreement Approval

At a meeting held on December 19-20, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of the proposed Investment Advisory Agreement (the “Tuttle Advisory Agreement”) between the Trust and Tuttle Capital Management, LLC (“Tuttle,” or the “Adviser”), with respect to the T-Rex 2X Long Apple Daily Target ETF, T-Rex 2X Long Alphabet Daily Target ETF, and T-Rex 2X Long Microsoft Daily Target ETF (the “Tuttle ETFs”). The Board reflected on its discussions with the representatives from Tuttle earlier in the Meeting regarding the manner in which the Tuttle ETFs are to be managed and the roles and responsibilities of Tuttle under the Tuttle Advisory Agreement.

The Trustees reviewed a memorandum from counsel to the Trust (“Trust Counsel”) that addressed the Trustees’ duties when considering the approval of the Tuttle Advisory Agreement and the responses of Tuttle to requests for information from Trust Counsel on behalf of the Board. Trust Counsel noted that the response included information on the personnel of and services to be provided by Tuttle, an expense comparison analysis for the Tuttle ETFs and comparable ETFs, and the Tuttle Advisory Agreement. Trust Counsel discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Tuttle Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services to be provided by Tuttle; (ii) the investment performance of Tuttle; (iii) the costs of the services to be provided and profits to be realized by Tuttle from the relationship with the Tuttle ETFs; (iv) the extent to which economies of scale would be realized if the Tuttle ETFs grow and whether advisory fee levels reflect those economies of scale for the benefit of its investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at the Meeting. The Board requested or was provided with information and reports relevant to the approval of the Tuttle Advisory Agreement, including: (i) information regarding the services and support to be provided by Tuttle to the Tuttle ETFs and their shareholders; (ii) presentations by management of Tuttle addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Tuttle ETFs; (iii) information pertaining to the compliance structure of Tuttle; (iv) disclosure information contained in the Tuttle ETFs’ registration statements and the firm’s Form ADV and/or the policies and procedures of the firm; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Tuttle Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

Trust Counsel reminded the Board that it also requested and received various informational materials including, without limitation: (i) documents containing information about Tuttle, including financial information, personnel and the services to be provided by Tuttle to the Tuttle ETFs, the firm’s compliance program, current legal matters, and other general information; (ii) projected expenses of the Tuttle ETFs and comparative expense information for other ETFs with strategies similar to the Tuttle ETFs prepared by an independent third party; (iii) the anticipated effect of size on the Tuttle ETFs’ performance and expenses; and (iv) benefits anticipated to be realized by Tuttle from its relationship with the Tuttle ETFs.

The Board did not identify any particular information that was most relevant to its consideration to approve the Tuttle Advisory Agreement and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Tuttle Advisory Agreement, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by Tuttle.

In this regard, the Board considered the responsibilities of Tuttle the Tuttle Advisory Agreement. The Board reviewed the services to be provided by Tuttle to the Tuttle ETFs, including, without limitation, the processes of Tuttle for assuring compliance with the Tuttle ETFs’ investment objectives and limitations; Tuttle’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by Tuttle for the Tuttle ETFs among the service providers; and the anticipated efforts of Tuttle to promote the Tuttle ETFs and grow their assets. The Board considered: the staffing, personnel, and methods of operating of Tuttle; the education and experience of the firm’s personnel; and information provided regarding the firm’s compliance program and policies and procedures. After reviewing the foregoing and further information from Tuttle, the Board concluded that the quality, extent, and nature of the services to be provided by Tuttle, was satisfactory and adequate for the Tuttle ETFs.

The investment performance of Tuttle.

The Board noted that the Tuttle ETFs had not yet commenced operations. The Trustees considered Tuttle’s experience in managing other swap-based ETFs.

The costs of services to be provided and profits to be realized by Tuttle from the relationship with the Tuttle ETFs.

In this regard, the Board considered the financial condition of Tuttle and the level of commitment to the Tuttle ETFs by Tuttle. The Board also considered the projected assets and proposed expenses of the Tuttle ETFs, including the nature and frequency of advisory payments. The Trustees noted the information on projected profitability provided by Tuttle. The Trustees considered the unitary fee structure proposed by Tuttle. The Board compared the proposed unitary fee of each of the Tuttle ETFs to the advisory fees and net expense ratios of ETFs in a custom category from each Tuttle ETF’s Morningstar category, Trading-Leveraged Equity Funds (“Category”), and a peer group selected from its Category (“Peer Group”). The Trustees noted that the proposed unitary fee of the T-Rex 2X Long Alphabet Daily Target ETF was higher than the median advisory fees of the Category and Peer Group, while the Fund’s projected net expense ratio was lower than the median of its Category and the same as the median of its Peer Group. The Trustees also noted that the proposed unitary fee of each of the T-Rex 2X Long Apple Daily Target ETF and the T-Rex 2X Long Microsoft Daily Target ETF was higher than the median advisory fees of the Category and Peer Group, while each Fund’s projected net expense ratio was lower than the median of both its Category and Peer Group. The Trustees acknowledged Tuttle’s representation that the proposed advisory fees are appropriate and competitively priced for an actively managed fund that requires unique services such as those provided by Tuttle. The Trustees also noted that Tuttle does not manage any separate accounts with strategies similar to those of the Tuttle ETFs. After further consideration, the Board concluded that the projected profitability and fees to be paid to Tuttle were within an acceptable range in light of the services to be rendered by Tuttle.

The extent to which economies of scale would be realized as the Tuttle ETFs grow and whether advisory fee levels reflect these economies of scale for the benefit of the Tuttle ETFs’ investors.

The Trustees considered that it was not anticipated that the Tuttle ETFs would be of sufficient size to achieve economies of scale in the first few years of operations. The Board noted that the unitary fee structure limits the shareholders’ exposure to underlying operating expense increases.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Tuttle ETFs; the basis of decisions to buy or sell securities for the Tuttle ETFs; and the substance and administration of the Code of Ethics and other relevant policies of Tuttle. The Board noted that Tuttle has represented that swap transactions are not eligible for soft dollars and that it does not anticipate utilizing commission recapture with regard to the Tuttle ETFs. The Board also considered potential benefits for Tuttle in managing the Tuttle ETFs. Following further consideration and discussion, the Board concluded that the standards and practices of Tuttle relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Tuttle from managing the Tuttle ETFs were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the of the Tuttle Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Tuttle Advisory Agreement.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR: Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934: Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 18, 2024

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: September 18, 2024

* Print the name and title of each signing officer under his or her signature.